UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2003

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Minoru Konno
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Minoru Konno                   New York, NY                  10/23/2003
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     119

Form 13F Information Table Value Total:     507,669
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

AOL TIME WARNER INC             COM           00184A105   2,224   147,200    SH         Sole                   147,200
AT&T WIRELESS SVCS INC          COM           00209A106     877   107,200    SH         Sole                   107,200
ABBOTT LABS                     COM           002824100   7,153   168,100    SH         Sole                   168,100
ADOBE SYS INC                   COM           00724F101   1,532    38,900    SH         Sole                    38,900
AIR PRODS & CHEMS INC           COM           009158106   3,035    67,300    SH         Sole                    67,300
AMBAC FINANCIAL GROUP           COM           023139108   2,310    36,100    SH         Sole                    36,100
AMEREN CORP                     COM           023608102   2,081    48,500    SH         Sole                    48,500
AMERICAN EXPRESS CO             COM           025816109   3,280    72,800    SH         Sole                    72,800
AMERICAN INTL GROUP INC         COM           026874107   6,764   117,230    SH         Sole                   117,230
AMERISOURCEBERGEN CORP          COM           03073E105     470     8,700    SH         Sole                     8,700
AMGEN INC                       COM           031162100   8,026   124,400    SH         Sole                   124,400
ANHEUSER BUSCH COS INC          COM           035229103   6,153   124,700    SH         Sole                   124,700
ANTHEM INC                      COM           03674B104   2,176    30,500    SH         Sole                    30,500
APACHE CORP                     COM           037411105   1,040    15,005    SH         Sole                    15,005
APPLIED MATLS INC               COM           038222105   1,450    80,000    SH         Sole                    80,000
AUTOZONE INC                    COM           053332102   4,682    52,300    SH         Sole                    52,300
AVON PRODS INC                  COM           054303102   8,341   129,200    SH         Sole                   129,200
BALL CORP                       COM           058498106   1,601    29,650    SH         Sole                    29,650
BANK OF AMERICA CORPORATION     COM           060505104   8,249   105,700    SH         Sole                   105,700
BAXTER INTL INC                 COM           071813109     337    11,600    SH         Sole                    11,600
BELLSOUTH CORP                  COM           079860102   2,522   106,500    SH         Sole                   106,500
BEST BUY INC                    COM           086516101   2,115    44,500    SH         Sole                    44,500
BOSTON SCIENTIFIC CORP          COM           101137107   4,039    63,300    SH         Sole                    63,300
BURLINGTON RES INC              COM           122014103   1,861    38,600    SH         Sole                    38,600
CVS CORPORATION                 COM           126650100   1,777    57,200    SH         Sole                    57,200
CAPITAL ONE FINANCIAL CORP      COM           14040H105   1,392    24,400    SH         Sole                    24,400
CENTEX CORP                     COM           152312104     397     5,100    SH         Sole                     5,100
CENTURYTEL INC                  COM           156700106   2,325    68,600    SH         Sole                    68,600
CHARTER ONE FINL INC            COM           160903100   6,383   208,599    SH         Sole                   208,599
CHEVRONTEXACO CORP              COM           166764100   4,716    66,000    SH         Sole                    66,000
CISCO SYS INC                   COM           17275R102  12,298   627,800    SH         Sole                   627,800
CINTAS CORP                     COM           172908105   2,291    61,900    SH         Sole                    61,900
CITIGROUP INC                   COM           172967101  18,964   416,700    SH         Sole                   416,700
CLEAR CHANNEL COMMUNICATIONS    COM           184502102   2,991    78,100    SH         Sole                    78,100
COCA COLA CO                    COM           191216100   4,734   110,200    SH         Sole                   110,200
COLGATE PALMOLIVE CO            COM           194162103   4,091    73,200    SH         Sole                    73,200
COMCAST CORP NEW                CL A          20030N101   9,308   302,000    SH         Sole                   302,000
COMPUTER ASSOC INTL INC         COM           204912109   4,274   163,700    SH         Sole                   163,700
COMPUTER SCIENCES CORP          COM           205363104   1,007    26,800    SH         Sole                    26,800
CONOCOPHILLIPS                  COM           20825C104   2,794    51,037    SH         Sole                    51,037
PAGE TOTAL:                                             162,060


CORNING INC                     COM           219350105   1,293   137,300    SH         Sole                   137,300
DANAHER CORP DEL                COM           235851102   3,161    42,800    SH         Sole                    42,800
DELL INC                        COM           24702R101   4,495   134,500    SH         Sole                   134,500
DOMINION RES INC VA NEW         COM           25746U109   1,838    29,700    SH         Sole                    29,700
DU PONT E I DE NEMOURS & CO     COM           263534109   3,993    99,800    SH         Sole                    99,800
E M C CORP MASS                 COM           268648102   1,406   111,300    SH         Sole                   111,300
EOG RES INC                     COM           26875P101   2,721    65,200    SH         Sole                    65,200
EXELON CORP                     COM           30161N101   3,296    51,900    SH         Sole                    51,900
EXXON MOBIL CORP                COM           30231G102   9,114   249,000    SH         Sole                   249,000
FAMILY DOLLAR STORES INC        COM           307000109     886    22,200    SH         Sole                    22,200
FREDDIE MAC                     COM           313400301   1,010    19,300    SH         Sole                    19,300
FANNIE MAE                      COM           313586109   2,415    34,400    SH         Sole                    34,400
FEDEX CORP                      COM           31428X106   1,991    30,900    SH         Sole                    30,900
FIFTH THIRD BANCORP             COM           316773100   4,782    86,100    SH         Sole                    86,100
FIRST DATA CORP                 COM           319963104   6,881   172,200    SH         Sole                   172,200
FOREST LABS INC                 COM           345838106     664    12,900    SH         Sole                    12,900
FRANKLIN RESOURCES INC          COM           354613101   1,238    28,000    SH         Sole                    28,000
GEN DYNAMICS                    COM           369550108     648     8,300    SH         Sole                     8,300
GENERAL ELEC CO                 COM           369604103  21,994   737,800    SH         Sole                   737,800
GOLDMAN SACHS GROUP INC         COM           38141G104   2,676    31,900    SH         Sole                    31,900
HARLEY DAVIDSON INC             COM           412822108   5,591   116,000    SH         Sole                   116,000
HEWLETT PACKARD CO              COM           428236103   5,495   283,800    SH         Sole                   283,800
HOME DEPOT INC                  COM           437076102     720    22,600    SH         Sole                    22,600
ITT INDS INC IND                COM           450911102   2,136    35,700    SH         Sole                    35,700
INTEL CORP                      COM           458140100  13,364   485,600    SH         Sole                   485,600
INTERNATIONAL BUSINESS MACHS    COM           459200101  12,304   139,300    SH         Sole                   139,300
JP MORGAN CHASE & COMPANY       COM           46625H100     649    18,900    SH         Sole                    18,900
JOHNSON & JOHNSON               COM           478160104   9,429   190,400    SH         Sole                   190,400
JOHNSON CTLS INC                COM           478366107   2,299    24,300    SH         Sole                    24,300
KOHLS CORP                      COM           500255104   1,412    26,400    SH         Sole                    26,400
LEHMAN BROS HLDGS INC           COM           524908100   2,742    39,700    SH         Sole                    39,700
LILLY ELI & CO                  COM           532457108   2,917    49,100    SH         Sole                    49,100
LOCKHEED MARTIN CORP            COM           539830109   4,878   105,700    SH         Sole                   105,700
LOWES COS INC                   COM           548661107   5,782   111,400    SH         Sole                   111,400
MGIC INVT CORP WIS              COM           552848103   1,375    26,400    SH         Sole                    26,400
MAGNA INTL INC                  CL A          559222401   2,367    32,800    SH         Sole                    32,800
MANPOWER INC                    COM           56418H100   1,963    52,900    SH         Sole                    52,900
MARSH & MCLENNAN COS INC        COM           571748102   8,651   181,700    SH         Sole                   181,700
MASCO CORP                      COM           574599106   1,513    61,800    SH         Sole                    61,800
MEDTRONIC INC                   COM           585055106   4,711   100,400    SH         Sole                   100,400
MERCK & CO INC                  COM           589331107   4,465    88,200    SH         Sole                    88,200
MERRILL LYNCH & CO INC          COM           590188108   5,958   111,300    SH         Sole                   111,300
MICROSOFT CORP                  COM           594918104  22,137   796,300    SH         Sole                   796,300
NIKE INC                        CL B          654106103   3,515    57,800    SH         Sole                    57,800
NORTHROP GRUMMAN CORP           COM           666807102     966    11,200    SH         Sole                    11,200
PPL CORP                        COM           69351T106   2,133    52,100    SH         Sole                    52,100
PEPSICO INC                     COM           713448108   5,774   126,000    SH         Sole                   126,000
PFIZER INC                      COM           717081103  17,830   586,900    SH         Sole                   586,900
PRAXAIR INC                     COM           74005P104     880    14,200    SH         Sole                    14,200
PROCTER & GAMBLE CO             COM           742718109   9,356   100,800    SH         Sole                   100,800
PROVIDIAN FINL CORP             COM           74406A102   1,516   128,600    SH         Sole                   128,600
QUALCOMM INC                    COM           747525103   1,146    27,500    SH         Sole                    27,500
ROHM & HAAS CO                  COM           775371107   3,034    90,700    SH         Sole                    90,700
SBC COMMUNICATIONS INC          COM           78387G103   3,371   151,500    SH         Sole                   151,500
SCHLUMBERGER LTD                COM           806857108   2,067    42,700    SH         Sole                    42,700
SEARS ROEBUCK & CO              COM           812387108   2,746    62,800    SH         Sole                    62,800
STATE STR CORP                  COM           857477103   2,831    62,900    SH         Sole                    62,900
SYMANTEC CORP                   COM           871503108     455     7,200    SH         Sole                     7,200
SYSCO CORP                      COM           871829107     703    21,500    SH         Sole                    21,500
TARGET CORP                     COM           87612E106   4,960   131,800    SH         Sole                   131,800
PAGE TOTAL:                                             262,643

TEXAS INSTRS INC                COM           882508104   1,493    65,500    SH         Sole                    65,500
3M CO                           COM           88579Y101   5,760    83,400    SH         Sole                    83,400
TYCO INTL LTD NEW               COM           902124106   2,166   106,000    SH         Sole                   106,000
US BANCORP DEL                  COM     NEW   902973304   5,933   247,300    SH         Sole                   247,300
UNITED PARCEL SERVICE INC       CL B          911312106   3,037    47,600    SH         Sole                    47,600
UNITED TECHNOLOGIES CORP        COM           913017109   3,810    49,300    SH         Sole                    49,300
VERIZON COMMUNICATIONS          COM           92343V104   4,038   124,484    SH         Sole                   124,484
VIACOM INC                      CL B          925524308   6,404   167,200    SH         Sole                   167,200
WAL MART STORES INC             COM           931142103  15,923   285,100    SH         Sole                   285,100
WALGREEN CO                     COM           931422109   4,832   157,700    SH         Sole                   157,700
WELLPOINT HEALTH NETWORK NEW    COM           94973H108   5,527    71,700    SH         Sole                    71,700
WELLS FARGO & CO NEW            COM           949746101   9,558   185,600    SH         Sole                   185,600
WILLIAMS COS INC DEL            COM           969457100   2,022   214,600    SH         Sole                   214,600
XILINX INC                      COM           983919101     478    16,800    SH         Sole                    16,800
ZIMMER HLDGS INC                COM           98956P102   1,135    20,600    SH         Sole                    20,600
ACE LTD                         ORD           G0070K103   2,941    88,900    SH         Sole                    88,900
NOBLE CORPORATION               SHS           G65422100   1,846    54,300    SH         Sole                    54,300
TRANSOCEAN INC                  ORD           G90078109   1,788    89,400    SH         Sole                    89,400
XL CAP LTD                      CL A          G98255105   4,275    55,200    SH         Sole                    55,200
PAGE TOTAL:                                              82,966
GRAND TOTAL:                                            507,669


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